Legal proceedings	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Legal proceedings	Note 30. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.